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                                                                     Rule 497(e)
                                                       Registration No. 33-11371
                                                               File No. 811-4982


                              HEARTLAND GROUP, INC.
                            HEARTLAND VALUE PLUS FUND
                              HEARTLAND VALUE FUND

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                          SUPPLEMENT DATED MAY 1, 2003
                                       TO
                         PROSPECTUS DATED APRIL 9, 2003

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         Effective as of May 1, 2003, the early redemption fee, as described on pages 6 and 17 of the prospectus, will no longer be charged by the Heartland Value Plus Fund or the Heartland Value Fund.



                         1.800.HEARTLN (1.800.432.7856)
                             www.heartlandfunds.com